T. ROWE PRICE Emerging Markets Local Multi-Sector Account Portfolio
March 31, 2022 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 95.3%
Money Market Funds 95.3%
T. Rowe Price Government Reserve
Fund, 0.29% (1)(2) 3,461,427 3,461
Total Short-Term Investments
(Cost $3,461) 3,461
Total Investments in
Securities 95.3%
(Cost $3,461) $ 3,461
Other Assets Less Liabilities 4.7% 171
Net Assets 100.0% $ 3,632
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Seven-day yield
(2) Affiliated Companies
IDR Indonesian Rupiah
INR Indian Rupee
KRW South Korean Won
PEN Peruvian New Sol
RUB Russian Ruble
TWD Taiwan Dollar
USD U.S. Dollar

T. ROWE PRICE Emerging Markets Local Multi-Sector Account Portfolio

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/8/22 INR 3,708 USD 50 $ (1)
Barclays Bank 4/8/22 IDR 116,110 USD 8 —
Barclays Bank 4/8/22 TWD 2,681 USD 94 —
Barclays Bank 4/8/22 USD 11 IDR 152,466 —
Barclays Bank 4/8/22 USD 81 INR 6,099 —
Deutsche Bank 4/8/22 INR 3,708 USD 50 (1)
Deutsche Bank 4/8/22 USD 121 TWD 3,345 4
HSBC Bank 4/8/22 IDR 46,173 USD 3 —
JPMorgan Chase 4/8/22 IDR 794,675 USD 55 —
JPMorgan Chase 4/8/22 PEN 586 USD 157 2
JPMorgan Chase 4/8/22 RUB 4,790 USD 60 (2)
JPMorgan Chase 4/8/22 TWD 135 USD 5 —
JPMorgan Chase 4/8/22 USD 28 PEN 107 (1)
JPMorgan Chase 4/8/22 USD 43 RUB 3,424 1
Morgan Stanley 4/8/22 KRW 28,882 USD 24 —
Morgan Stanley 4/8/22 USD 117 PEN 479 (13)
Standard Chartered 4/8/22 TWD 529 USD 19 —
Standard Chartered 4/8/22 USD 112 IDR 1,617,264 —
Standard Chartered 4/8/22 USD 18 INR 1,316 —
Standard Chartered 4/8/22 USD 4 KRW 4,684 —
UBS Investment Bank 4/8/22 IDR 812,772 USD 57 —
UBS Investment Bank 4/8/22 RUB 13,849 USD 178 (10)
UBS Investment Bank 4/8/22 USD 151 RUB 11,843 8
Net unrealized gain (loss) on open forward
currency exchange contracts $ (13)

T. ROWE PRICE Emerging Markets Local Multi-Sector Account Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.29% $ —# $ — $ —+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
03/31/22
T. Rowe Price Government Reserve Fund, 0.29% $ 228  ¤  ¤ $ 3,461^
#
Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+
Investment income comprised $0 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $3,461.

T. ROWE PRICE Emerging Markets Local Multi-Sector Account Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Emerging Markets Local Multi-Sector Account Portfolio (the fund) is registered under the Investment Company Act of
1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). As of March 31, 2022, the fund’s holdings have been sold and the fund will no longer be pursuing its investment objective or investing in accordance with its investment strategies. The fund will operate by investing without limitation in cash reserves or will decrease its assets to zero until a decision is made to either close and terminate the fund or recommence the fund’s performance at a later date. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or

T. ROWE PRICE Emerging Markets Local Multi-Sector Account Portfolio

investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022, Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Short-Term Investments $ 3,461 $ — $ — $ 3,461
Total Securities 3,461 — — 3,461
Forward Currency Exchange Contracts — 15 — 15
Total $ 3,461 $ 15 $ — $ 3,476
Liabilities
Forward Currency Exchange Contracts $ — $ 28 $ — $ 28